SHAREHOLDERS' EQUITY - Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings from continuing operations	$ 157,330	$ 46,734
Loss from discontinued operations (note 6)	(24,904)	(4,627)
Net earnings	$ 132,426	$ 42,107
Weighted average basic number of common shares outstanding (in '000s) (in shares)	207,436	121,172
Basic earnings per share from continuing operations (in dollars per share)	$ 0.76	$ 0.39
Basic loss per share from discontinued operations (in dollars per share)	(0.12)	(0.04)
Basic earnings per share (in dollars per share)	$ 0.64	$ 0.35
Weighted average diluted number of common shares outstanding (in '000s) (in shares)	208,628	123,889
Diluted earnings per share from continuing operations (in dollars per share)	$ 0.75	$ 0.38
Diluted loss per share from discontinued operations (in dollars per share)	(0.12)	(0.04)
Diluted earnings per share (in dollars per share)	$ 0.63	$ 0.34
In the money shares - share option (in shares)s (in '000s)	972	2,478
In the money shares - RSUs (in '000s) (in shares)	220	239